Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	December 31, 2020 $	December 31, 2019 $
Revolving Credit Facilities	285,000	603,132
Senior Notes (8.5%) due January 15, 2020	—	36,712
Senior Notes (9.25%) due November 15, 2022	243,395	250,000
Convertible Senior Notes (5%) due January 15, 2023	112,184	125,000
Norwegian Krone-denominated Bonds due through September 2025	355,514	347,163
U.S. Dollar-denominated Term Loans due through 2030	938,280	1,336,437
Euro-denominated Term Loans due through 2024	152,710	165,376
Other U.S. Dollar-denominated loan	—	3,300
Total principal	2,087,083	2,867,120
Less unamortized discount and debt issuance costs	(31,976)	(39,968)
Total debt	2,055,107	2,827,152
Less current portion	(261,366)	(523,312)
Long-term portion	1,793,741	2,303,840